Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2011
Employee Stock Ownership Plan [Abstract]
Employee Stock Ownership Plan

NOTE 13 – EMPLOYEE STOCK OWNERSHIP PLAN

Employees participate in an Employee Stock Ownership Plan (ESOP). The ESOP borrowed from the Company to purchase 180,894 shares of Bancorp stock at $10 per share. The Company makes discretionary contributions to the ESOP, as well as paying dividends on unallocated shares to the ESOP, and the ESOP uses funds it receives to repay the loan. When loan payments are made, ESOP shares are allocated to participants based on relative compensation and expense is recorded. Dividends on allocated shares increase participant accounts.

Participants receive the shares at the end of employment.

Contributions to the ESOP during 2011 and 2010 were $114 and $121. ESOP related expenses totaled $81 and $62 during 2011 and 2010.

Shares held by the ESOP were as follows at year-end:

	2011	2010

Allocated to participants	45,224	36,179
Unearned	135,670	144,715

Total ESOP shares	180,894	180,894

Fair value of unearned shares	$1,085	$1,308